Disclosures on equity (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 28, 2017	Dec. 31, 2017	Dec. 31, 2016	Nov. 22, 2017	Aug. 23, 2017	May 17, 2017	Nov. 23, 2016	Dec. 31, 2015
Disclosure of Disclosures on equity [Line Items]
Provisional dividend payable per share		$ 0.20248		$ 0.42879	$ 0.38432	$ 0.39222	$ 0.85487
debt equity ratio		1.2
Liquidity level maintained		the Company has maintained a liquidity level of 3 times during the last periods.
Number of shareholders called for meeting		A general or extraordinary shareholders' meeting may be called at the request of shareholders representing 5% of the Company's Series B shares.
Actuarial assumption of discount rates		5.114%	4.522%					4.89%
Dividend payable per share	$ 1.05735
interim dividend paid		$ 150,000,000
interim dividend per share		$ 0.56992
Description of information about distribution of dividends	At an extraordinary meeting held on April 11, 2017, the Company’s Board of Directors made a recommendation for discussion at the Ordinary Shareholders’ Meeting (the Meeting), which was held on April 28, 2017, that the Company should distribute and pay dividends based on 100% of the Company’s net profit for distribution for the financial year 2016. This recommendation was accepted by the Meeting.
Provisional dividend paid, Per share			$ 0.85487
Provisional dividend payable							$ 225,000,000
Domestic defined benefit plans [member]
Disclosure of Disclosures on equity [Line Items]
Actuarial assumption of discount rates			5.50%					5.50%
Hundrad percent distribution [Member]
Disclosure of Disclosures on equity [Line Items]
Description of financial covenants compliance to distribute dividends		(i) 100% of the profit for 2017 if all the following financial parameters are met: (a) that the total of cash and cash equivalents and other current financial assets (“Cash”) divided by the addition of other current financial liabilities (the“Short-term Financial Liabilities”) is equal to or more than 2.5 times, and (b) the total of current liabilities and non-current liabilities (“Total Liabilities”) divided by total equity (“Equity”) is equal to or less than 1.1 times.
Eighty percent distribution [Member]
Disclosure of Disclosures on equity [Line Items]
Description of financial covenants compliance to distribute dividends		80% of profit for 2017 if all the following financial parameters are met: (a) that Cash divided by Short-term Financial Liabilities is equal to or more than 2.0 times, and (b) Total Liabilities divided by Total Equity is equal to or less than 1.2 times.
Sixty percent distribution [Member]
Disclosure of Disclosures on equity [Line Items]
Description of financial covenants compliance to distribute dividends		(iii) 60% of profit for 2017 if all the following financial parameters are met: (a) that Cash divided by Short-term Financial Liabilities is equal to or more than 1.5 times, and (b) Total Liabilities divided by Total Equity is equal to or less than 1.3 times. Should none of these parameters be met, the Company will distribute and pay as dividend 50% of the profit for 2017 to the respective shareholders.
Indebtedness level [Member]
Disclosure of Disclosures on equity [Line Items]
debt equity ratio		1.5
Series A preferred shares [Member]
Disclosure of Disclosures on equity [Line Items]
Number of shares issued and fully paid		142,819,552	142,819,552
Series B preferred shares [Member]
Disclosure of Disclosures on equity [Line Items]
Number of shares issued and fully paid		120,376,972	120,376,972
Preference shares [member]
Disclosure of Disclosures on equity [Line Items]
Number of shares issued and fully paid		263,196,524
Bottom of range [member]
Disclosure of Disclosures on equity [Line Items]
Cash dividend rate		30.00%